Prepayment for CIP Project (Details) - Schedule of Future Minimum Capital Expenditures	Sep. 30, 2023 USD ($)
Schedule of Future Minimum Capital Expenditures [Line Items]
2024	$ 3,392,270
2025	8,607,456
2026	1,130,756
Total	$ 13,130,482